Unpaid Loss and Loss Adjustment Expense (Details) - USD ($) $ in Millions	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Liability for Unpaid Claims and Claims Adjustment Expense [Roll Forward]
Unpaid loss and LAE at beginning of period			$ 28.2	$ 13.1	$ 13.1	$ 2.1
Less: Reinsurance recoverable at beginning of period			18.5	11.3	11.3	2.0
Net unpaid loss and LAE at beginning of period			9.7	1.8	1.8	0.1
Add: Incurred loss and LAE, net of reinsurance, related to:
Current year			44.1	32.2	47.3	15.2
Prior years			1.3	(1.8)	(1.5)	0.0
Net losses and LAE incurred	$ 6.7	$ 12.6	45.4	30.4	45.8	15.2
Deduct: Paid loss and LAE, net of reinsurance, related to:
Current year			36.4	36.0	37.7	13.4
Prior years			11.0		0.2	0.1
Total paid			47.4	24.0	37.9	13.5
Unpaid loss and LAE, gross of reinsurance recoverable, at end of period	7.7	8.2	7.7	8.2	9.7	1.8
Reinsurance recoverable at end of period	32.0	16.4	32.0	16.4	18.5	11.3
Unpaid loss and LAE, gross of reinsurance recoverable, at end of period	$ 39.7	$ 24.6	39.7	24.6	28.2	$ 13.1
(Unfavorable) favorable development on net loss and LAE reserve			$ (1.3)	$ 1.8	1.5
Additional premium or returned premium accrued					$ 0.0